Revenue - Schedule of Breakdown of Contract Balances (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Contract Assets and Liabilities [Abstract]
Receivables arising from contracts with customers	$ 4,961,621	$ 8,241,352
Contract assets	1,626,222	3,980,380
Contract liabilities	$ 831,975	$ 578,219